Employee benefit plans (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 395,786	$ 574,927
Expected future contributions payable	$ 26,000	$ 25,000